Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit)	$ (240)	$ (0)	$ 71	$ (0)	$ (0)	$ (1,367)